Janus Henderson Global Research Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended	229 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	15.27%	12.17%	8.02%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.72%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.63%	10.52%		11.46%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.84%	9.53%		10.36%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.80%	12.40%		12.84%